Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

7.Redeemable Convertible Preferred Stock

As the conditions for automatic conversion under the Certificate of Incorporation were satisfied by submitting an eligibility review application to the Korea Exchange during the prior fiscal year ended December 31, 2022, all outstanding shares of redeemable convertible preferred stock were converted to common stocks, except for cancellations related to unconfirmed shareholders, and the accumulated dividends for Series C redeemable convertible preferred stock and Series G redeemable convertible preferred stock were paid with 28,685,582 shares of common stock.

According to Certificate of Incorporation filed on April 27, 2022, the shares of common stock issued upon such automatic conversion of redeemable convertible preferred stock shall automatically convert back into the applicable series of redeemable convertible preferred stock (“Preferred Stock Reversion”) if an IPO has not occurred within two (2) years from the date of the automatic conversion. In November 2023, the Preferred Stock Reversion was terminated by shareholders’ consent.

The Company was accreting the carrying value of the Series C and Series G to the redemption values. The accretion amounts were determined using the effective interest rate method and dividend rights and amounted to zero and $2.2 million for the years ended December 31, 2023 and 2022, respectively, for Series G. Due to the modification to Series C, the carrying value of Series C is greater than the redemption value and, therefore, no further accretion has been recorded in the years ended December 31, 2023 and 2022.

Upon amendment of the Certificate of Incorporation dated April 27, 2022, redemption rights were removed for all Series Preferred. As a result, all Series Preferred were changed to be not redeemable. Also upon automatic conversion under the Certificate of Incorporation during the current period, all Series Preferred were converted to common stock, and accretion has stopped.